Cover	Aug. 14, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	to disclose voting results
Document Period End Date	Aug. 14, 2026
Entity File Number	001-41052
Entity Registrant Name	Valion Bio, Inc.
Entity Central Index Key	0001787740
Entity Tax Identification Number	81-4016391
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1305 E. Houston Street,
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78205
City Area Code	888
Local Phone Number	276-6888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	VBIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false